Comparative information 2021 - Summary of Policyholder Claims and Benefits (Detail) - Previously Reported [Member] - IFRS4 and IAS39 [member] € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure of detail information about policyholder claims and benefits paid [line items]
Total	€ 40,097
Benefits and claims paid life [member]
Disclosure of detail information about policyholder claims and benefits paid [line items]
Benefits and claims paid life	16,971
Benefits and claims paid non life [member]
Disclosure of detail information about policyholder claims and benefits paid [line items]
Benefits and claims paid life	1,240
Change in valuation of liabilities for insurance contracts [member]
Disclosure of detail information about policyholder claims and benefits paid [line items]
Change in valuation of liabilities for insurance contracts	19,504
Change in valuation of liabilities for investment contracts [member]
Disclosure of detail information about policyholder claims and benefits paid [line items]
Change in valuation of liabilities for investment contracts	2,420
Other [member]
Disclosure of detail information about policyholder claims and benefits paid [line items]
Other	€ (38)